Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Deferred revenue		$ 4,752	$ 0
Intangible assets		1,247	1,621
Accrued expenses		5,983	4,891
Share-based compensation		4,776	714
Net operating loss carryforwards		4,470	5,743
Other tax carryforwards, primarily foreign tax credits		32,630	25,811
Other		1,183	5,165
Total deferred tax assets before valuation allowance		55,041	43,945
Less: valuation allowance		(31,678)	(25,591)
Net deferred tax assets		23,363	18,354
Intangible assets		52,778	66,253
Capitalized research and development costs		822	1,792
Fixed assets			16
Fixed assets		(447)
Deferred revenue		0	2,246
State taxes		6,090	10,406
Other		1,040	7,986
Total deferred tax liabilities		60,283	88,699
Net deferred tax liabilities		(36,920)	(70,345)
Long-term deferred tax assets	$ 10,714	10,678	9,850
Long-term deferred tax liabilities	$ (2,489)	$ (47,598)	$ (80,195)